Ordinary share	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Ordinary share

On October 8, 2019, the Company issued bonus shares at the rate of one ordinary share for every two ordinary shares held, creating 1,030,950 new shares of common stock.

During the year ended December 31 2018, there was no movement with the Company’s issued ordinary shares and outstanding shares.

Number of outstanding shares at year end of:

	2019	2018

Shares issued	3,260,559	2,229,609
Less: shares under treasury stock	(167,700)	(167,700)
	3,092,859	2,061,909